ACCOUNTING POLICIES - REVENUE FROM CONTRACTS WITH CUSTOMERS (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of objectives, policies and processes for managing capital [abstract]
Average days sales outstanding	74 days	70 days
Average payment term after invoicing.	30 days